General and administrative expenses	12 Months Ended
Dec. 31, 2025
General and administrative expenses
General and administrative expenses

6. General and administrative expenses

General and administrative expenses for the years ended December 31, 2023 and 2024 and for the period from January 1st to March 16, 2025 represent an allocation of the expenses incurred by Euroseas based on the number of calendar days of Euroholdings’ vessels compared to the number of calendar days of the total Euroseas fleet. These expenses consisted mainly of executive compensation, professional fees, directors' liability insurance and reimbursement of directors' and officers' travel-related expenses. For the period from March 17 through December 31, 2025 all general and administrative expenses recognized by the Company are actual expenses of the Company. Again, these expenses consisted mainly of executive compensation, professional fees, directors' liability insurance and reimbursement of directors' and officers' travel-related expenses, as well as share-based compensation (see Note 15) and are included in ‘General and administrative expenses’ in the accompanying consolidated statements of operations.